Supplemental Disclosure of Cash Flow Information	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information

Note 12 – Supplemental Disclosure of Cash Flow Information

	Six Months Ended December 31,
	2021	2020
Cash paid for interest	$—	$—
Cash paid for income taxes	$—	$—

In September 2021 the Company issued 950 shares of Series B Preferred Stock in payment of its post-closing liability in connection with the acquisition of the Group on June 25, 2021.

Note 14 – Supplemental Disclosure of Cash Flow Information

	Year Ended June 30,
	2021	2020
Cash paid for interest	$—	$—
Cash paid for income taxes	$—	$—

Non-cash investing and financing activities in connection with the acquisition consist of the following for the year ended June 30, 2021:

Year ended June 30, 2021
Purchase of working capital deficit for preferred stock and debt forgiveness	$2,110,770
Purchase of fixed assets for preferred stock and debt forgiveness	(711)
Purchase of intangibles for preferred stock and debt forgiveness	(2,904,000)
Purchase of goodwill for preferred stock and debt forgiveness	(7,956,824)
Assumption of long-term notes payable	298,454
Consideration given	8,452,357
Cash received	$46

There were no non-cash investing and financing activities during the year ended June 30, 2020.